SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT DEPRECIATION RATES (Details)	Dec. 31, 2023
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	7.00%
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	15.00%
Machines [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	10.00%
Machines [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	15.00%
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.00%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	15.00%